                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12-31-00
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN  55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels                St. Paul, MN       02-21-2001
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 12-31-00

Item 1                           Item 2   Item 3     Item 4            Item 5                     Item 6  Item 7    Item 8
                                 Title of            Market
Name of Issuer                   Class    CUSIP      Value             Shares           SH/PRN    Invstmt Managers  Voting
                                                                                                  Discr             Authority
COMMON STOCK                                                                                                        SOLE
Abbott Laboratories              COM      002824100          2,354,063           48,600 SHR       SOLE                     48,600
ADC Telecom                      COM      000886101         30,546,063        1,685,300 SHR       SOLE                  1,685,300
Aegon NV                         COM      007924103            316,085            7,628 SHR       SOLE                      7,628
Allstate Corp                    COM      020002101            609,875           14,000 SHR       SOLE                     14,000
Am Home Products                 COM      026609107          1,806,727           28,430 SHR       SOLE                     28,430
American Express                 COM      025816109          1,886,938           34,347 SHR       SOLE                     34,347
American Greetings               COM      026375105            427,991           45,350 SHR       SOLE                     45,350
American Int'l Group             COM      026874107          1,002,578           10,172 SHR       SOLE                     10,172
American Water Works             COM      030411102            293,750           10,000 SHR       SOLE                     10,000
Amgen                            COM      031162100            690,525           10,800 SHR       SOLE                     10,800
Anadarko Pete Corp               COM      032511107            552,292            7,770 SHR       SOLE                      7,770
Archer-Daniels                   COM      039483102            316,545           21,103 SHR       SOLE                     21,103
Assoc Banc Corp                  COM      045487105            275,198            9,060 SHR       SOLE                      9,060
AT & T                           COM      001957109            734,399           42,574 SHR       SOLE                     42,574
Automatic Data Proc              COM      053015103            633,125           10,000 SHR       SOLE                     10,000
Bank of America Corp             COM      060505104          2,053,683           44,767 SHR       SOLE                     44,767
Baxter International             COM      071813109         30,020,951          339,940 SHR       SOLE                    339,940
Bemis                            COM      081437105         16,013,037          477,111 SHR       SOLE                    477,111
BMC Industries                   COM      055607105          4,978,662        1,021,264 SHR       SOLE                  1,021,264
BP Amoco PLC ADR                 COM      055622104          5,018,590          104,827 SHR       SOLE                    104,827
Briggs & Stratton                COM      109043109            310,625            7,000 SHR       SOLE                      7,000
Bristol-Myers Squibb             COM      110122108          6,445,871           87,180 SHR       SOLE                     87,180
Burlington Northern              COM      12189T104            857,586           30,290 SHR       SOLE                     30,290
Burlington Resources             COM      122014103          3,384,359           67,017 SHR       SOLE                     67,017
Cardinal Health                  COM      14149Y108            755,257            7,581 SHR       SOLE                      7,581
Ceridian                         COM      15677T106         12,960,372          650,050 SHR       SOLE                    650,050
Chevron                          COM      166751107            943,420           11,173 SHR       SOLE                     11,173
Community First Bkshr            COM      203902101            352,774           18,690 SHR       SOLE                     18,690
Community First Bkshr            COM      203902101            561,078           29,726 SHR       SOLE                     29,726
Corning                          COM      219350105          7,878,569          149,180 SHR       SOLE                    149,180
Covance Inc.                     COM      222816100            639,625           59,500 SHR       SOLE                     59,500
Delta Air Lines                  COM      247361108          1,045,707           20,836 SHR       SOLE                     20,836
Deluxe Corp                      COM      248019101         14,678,282          580,858 SHR       SOLE                    580,858
Donaldson                        COM      257651109         22,352,906          803,700 SHR       SOLE                    803,700
Dupont                           COM      263534109            238,857            4,944 SHR       SOLE                      4,944
Eastman Kodak                    COM      277461109            212,428            5,395 SHR       SOLE                      5,395
Ecolab Inc                       COM      278865100         25,726,276          595,688 SHR       SOLE                    595,688
Edwards Lifesciences             COM      28176E108          1,042,085           58,709 SHR       SOLE                     58,709
Emerson Electric                 COM      291011104         40,125,177          509,122 SHR       SOLE                    509,122
Enron Corp                       COM      293561106          1,665,825           20,040 SHR       SOLE                     20,040
Exxon Mobil Corp                 COM      30231g102          3,488,802           40,130 SHR       SOLE                     40,130
Federal Natl Mtge                COM      313586109            246,891            2,846 SHR       SOLE                      2,846
First Data Corp                  COM      319963104          1,369,664           25,996 SHR       SOLE                     25,996
Firstar                          COM      33761C103         16,481,646          708,888 SHR       SOLE                    708,888
Firstar Corporation              COM      33763V109            530,100           22,800 SHR       SOLE                     22,800
Franklin Resources Inc           COM                           381,000           10,000 SHR       SOLE                     10,000
Freddie Mac Voting Shs           COM      313400301            537,225            7,800 SHR       SOLE                      7,800
G & K Services Cl A              COM      361268105          3,588,750          127,600 SHR       SOLE                    127,600
General Binding                  COM      369154109             67,500           10,000 SHR       SOLE                     10,000
General Electric                 COM      369604103          1,823,543           38,040 SHR       SOLE                     38,040
General Mills                    COM      370334104         27,321,788          613,112 SHR       SOLE                    613,112
Genuine Parts                    COM      372460105            366,625           14,000 SHR       SOLE                     14,000
Gillette Company                 COM      375766102            733,338           20,300 SHR       SOLE                     20,300
Graco Inc                        COM      384109104         34,901,592          843,543 SHR       SOLE                    843,543
HB Fuller                        COM      359694106         17,553,879          444,930 SHR       SOLE                    444,930
Hershey                          COM      427866108            701,688           10,900 SHR       SOLE                     10,900
Hewlett-Packard                  COM      428236103            300,917            9,534 SHR       SOLE                      9,534
Home Depot                       COM      437076102            804,603           17,611 SHR       SOLE                     17,611
Honeywell Inc                    COM      438516106         30,282,626          640,055 SHR       SOLE                    640,055
Hormel                           COM      440452100         23,875,388        1,281,900 SHR       SOLE                  1,281,900
IBM                              COM      459200101          2,345,830           27,598 SHR       SOLE                     27,598
Ingersoll Rand                   COM      456866102            322,438            7,700 SHR       SOLE                      7,700
Intel                            COM      458140100          3,677,486          122,328 SHR       SOLE                    122,328
J.P. Morgan                      COM      616880100          1,204,013            7,275 SHR       SOLE                      7,275
Jefferson-Pilot                  COM      475070108            378,385            5,062 SHR       SOLE                      5,062
Johnson & Johnson                COM      478160104         31,540,393          300,206 SHR       SOLE                    300,206
Kimberly-Clark                   COM      494368103          3,940,968           55,750 SHR       SOLE                     55,750
Lucent Tech                      COM      549463107          1,123,524           83,224 SHR       SOLE                     83,224
M.STNLY D. Witter                COM                           317,000            4,000 SHR       SOLE                      4,000
Medtronic Inc                    COM      585055106         41,187,825          682,200 SHR       SOLE                    682,200
Merck & Co                       COM      589331107          2,809,874           30,012 SHR       SOLE                     30,012
Merrill Lynch                    COM      590188108          1,281,925           18,800 SHR       SOLE                     18,800
Microsoft                        COM      594918104            420,000            9,683 SHR       SOLE                      9,683
Minnesota Mining                 COM      604059105         39,490,303          327,720 SHR       SOLE                    327,720
Monsanto                         COM      611662107            373,320            6,120 SHR       SOLE                      6,120
Motorola                         COM      620076109          2,784,983          137,530 SHR       SOLE                    137,530
MTS Systems                      COM      553777103         12,633,125        1,742,500 SHR       SOLE                  1,742,500
Murphy Oil                       COM      626717102            374,713            6,200 SHR       SOLE                      6,200
Newell Rubbermaid                COM      651192106            984,221           43,262 SHR       SOLE                     43,262
Nokia                            COM      654902204            500,250           11,500 SHR       SOLE                     11,500
Pacific Centy Finl Corp.         COM      694058108            919,750           52,000 SHR       SOLE                     52,000
Patterson Dental                 COM      703412106          3,373,950           99,600 SHR       SOLE                     99,600
Pentair Inc                      COM      709631105          2,282,091           94,350 SHR       SOLE                     94,350
Pfizer Inc                       COM      717081103         33,648,540          731,490 SHR       SOLE                    731,490
Procter & Gamble                 COM      742718109            718,958            9,166 SHR       SOLE                      9,166
Providian Financial              COM      74406A102            431,940            7,512 SHR       SOLE                      7,512
Qwest Communications             COM      749121109          1,052,450           25,748 SHR       SOLE                     25,748
Royal Dutch Petrol               COM      780257804          1,738,144           28,700 SHR       SOLE                     28,700
SAFECO Corp                      COM      786429100            284,369            8,650 SHR       SOLE                      8,650
SBC Communications               COM      78387G103            303,356            6,353 SHR       SOLE                      6,353
Schlumberger Ltd                 COM      806857108          4,869,793           60,920 SHR       SOLE                     60,920
Service Master                   COM      81760N109            557,750           48,500 SHR       SOLE                     48,500
Sigma Aldrich                    COM      826552101          1,029,988           26,200 SHR       SOLE                     26,200
Silicon Graphics                 COM      827056102            208,800           52,200 SHR       SOLE                     52,200
SNAP ON Inc.                     COM      833034101            735,900           26,400 SHR       SOLE                     26,400
St. Jude Medical                 COM      790849103         25,560,580          416,042 SHR       SOLE                    416,042
St. Paul Cos                     COM      792860108         35,451,290          652,728 SHR       SOLE                    652,728
State Street Corp                COM      857477103            260,096            2,094 SHR       SOLE                      2,094
Sturm Ruger                      COM      864159108            226,500           24,000 SHR       SOLE                     24,000
Super Valu                       COM      868536103         15,957,638        1,150,100 SHR       SOLE                  1,150,100
Target Corp                      COM      87612E106         36,060,068        1,118,142 SHR       SOLE                  1,118,142
TCF Financial                    COM      872275102         34,806,254          781,066 SHR       SOLE                    781,066
Toro                             COM      891092108         18,545,825          505,508 SHR       SOLE                    505,508
Tyco                             COM      902124106            333,000            6,000 SHR       SOLE                      6,000
United Healthcare                COM      910581107            705,813           11,500 SHR       SOLE                     11,500
US Bancorp                       COM      902973106         12,648,140          433,341 SHR       SOLE                    433,341
Valspar                          COM      920355104         18,600,040          578,000 SHR       SOLE                    578,000
Verizon Comm                     COM      92343v104          3,386,696           67,565 SHR       SOLE                     67,565
Waste Mgmt Inc Del               COM      94106L109            874,125           31,500 SHR       SOLE                     31,500
Wells Fargo & Co                 COM      669380107         48,288,469          867,133 SHR       SOLE                    867,133
Weyerhaeuser                     COM      962166104         14,291,459          281,605 SHR       SOLE                    281,605
Xcel Energy Inc.                 COM                           293,415           10,096 SHR       SOLE                     10,096

                                                           874,201,469       24,422,586                                24,422,586



PREFERRED STOCK

Barclays Pfd. E                           06738C83             427,125           17,000 SHR       SOLE                     17,000


PREFERRED STOCK SUBTOTAL                                       427,125           17,000                                    17,000

MUTUAL FUNDS

Acorn Fund                                                     179,587           10,435 SHR       SOLE                     10,435
Dean Witter US Govt Sec                   616969200             91,379           10,210 SHR       SOLE                     10,210
Fidelity Magellan                                              214,716            1,800 SHR       SOLE                      1,800
New Perspective Fund                      648018109            259,180           10,777 SHR       SOLE                     10,777
Paine Webber US Govt Income Fu                                 159,000           18,130 SHR       SOLE                     18,130
SIT Large Cap Growth Fund                 829797109            223,462            4,642 SHR       SOLE                      4,642
SIT Mid Cap Growth Fund                   829796101            189,154           11,800 SHR       SOLE                     11,800
SIT MN Tax Free Income Fund               82979K100            415,931           41,844 SHR       SOLE                     41,844
Vanguard Index Tr 500                     922908108            337,820            2,772 SHR       SOLE                      2,772
Wells Fargo Equity Income Fund                                 343,218            8,000 SHR       SOLE                      8,000

MUTUAL FUND SUBTOTAL                                         2,413,447          120,410                                   120,410

GRAND TOTALS                                               877,042,041       24,559,996                                24,559,996